Distribution Date:	09/12/24	Deutsche Mortgage & Asset Receiving Corporation
Determination Date:	09/06/24
Next Distribution Date:	10/11/24
Record Date:	08/30/24	CD 2016-CD2 Mortgage Trust
Series 2016-CD2

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5-7
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	8
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	9	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	10		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Bond / Collateral Reconciliation - Balances	11		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Current Mortgage Loan and Property Stratification	12-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	17-18
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	19-20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Controlling Class Rep.	Och-Ziff Capital Investments, L.L.C.
Specially Serviced Loan Detail - Part 2	26		-
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515ABA7	1.848000%	17,465,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515ABB5	3.037000%	69,061,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515ABC3	3.348000%	34,742,105.00	16,810,578.68	473,402.45	46,901.51	0.00	0.00	520,303.96	16,337,176.23	34.15%	30.00%
A-3	12515ABD1	3.248000%	252,631,579.00	239,074,224.52	0.00	647,094.23	0.00	0.00	647,094.23	239,074,224.52	34.15%	30.00%
A-4	12515ABE9	3.526000%	308,873,684.00	308,873,684.00	0.00	907,573.84	0.00	0.00	907,573.84	308,873,684.00	34.15%	30.00%
A-M	12515ABG4	3.668000%	39,015,789.00	39,015,789.00	0.00	119,258.26	0.00	0.00	119,258.26	39,015,789.00	29.60%	26.00%
B	12515ABH2	3.879000%	76,811,579.00	76,811,579.00	0.00	248,293.43	0.00	0.00	248,293.43	76,811,579.00	20.63%	18.13%
C	12515ABJ8	4.108563%	42,673,684.00	42,673,684.00	0.00	146,106.26	0.00	0.00	146,106.26	42,673,684.00	15.65%	13.75%
D	12515AAN0	2.858563%	57,304,211.00	57,304,211.00	0.00	8,984.02	0.00	0.00	8,984.02	57,304,211.00	8.96%	7.88%
E	12515AAQ3	2.750000%	28,043,158.00	28,043,158.00	0.00	0.00	0.00	0.00	0.00	28,043,158.00	5.69%	5.00%
F	12515AAS9	2.750000%	10,972,632.00	10,972,632.00	0.00	0.00	0.00	0.00	0.00	10,972,632.00	4.41%	3.88%
G	12515AAU4	2.750000%	37,797,120.00	37,797,120.00	0.00	0.00	0.00	0.00	0.00	37,797,120.00	0.00%	0.00%
S	12515AAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515AAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			975,391,857.00	857,376,660.20	473,402.45	2,124,211.55	0.00	0.00	2,597,614.00	856,903,257.75

X-A	12515ABF6	0.688421%	721,789,473.00	603,774,276.20	0.00	346,375.87	0.00	0.00	346,375.87	603,300,873.75
X-B	12515AAA8	0.229563%	76,811,579.00	76,811,579.00	0.00	14,694.23	0.00	0.00	14,694.23	76,811,579.00
X-D	12515AAE0	1.250000%	57,304,211.00	57,304,211.00	0.00	59,691.89	0.00	0.00	59,691.89	57,304,211.00
X-E	12515AAG5	1.358563%	28,043,158.00	28,043,158.00	0.00	31,748.66	0.00	0.00	31,748.66	28,043,158.00
X-F	12515AAJ9	1.358563%	10,972,632.00	10,972,632.00	0.00	12,422.51	0.00	0.00	12,422.51	10,972,632.00
X-G	12515AAL4	1.358563%	37,797,120.00	37,797,120.00	0.00	42,791.46	0.00	0.00	42,791.46	37,797,120.00
Notional SubTotal			932,718,173.00	814,702,976.20	0.00	507,724.62	0.00	0.00	507,724.62	814,229,573.75

Deal Distribution Total					473,402.45	2,631,936.17	0.00	0.00	3,105,338.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515ABA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515ABB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515ABC3	483.86759179	13.62618788	1.34999045	0.00000000	0.00000000	0.00000000	0.00000000	14.97617833	470.24140391
A-3	12515ABD1	946.33547186	0.00000000	2.56141466	0.00000000	0.00000000	0.00000000	0.00000000	2.56141466	946.33547186
A-4	12515ABE9	1,000.00000000	0.00000000	2.93833333	0.00000000	0.00000000	0.00000000	0.00000000	2.93833333	1,000.00000000
A-M	12515ABG4	1,000.00000000	0.00000000	3.05666662	0.00000000	0.00000000	0.00000000	0.00000000	3.05666662	1,000.00000000
B	12515ABH2	1,000.00000000	0.00000000	3.23250001	0.00000000	0.00000000	0.00000000	0.00000000	3.23250001	1,000.00000000
C	12515ABJ8	1,000.00000000	0.00000000	3.42380236	0.00000000	0.00000000	0.00000000	0.00000000	3.42380236	1,000.00000000
D	12515AAN0	1,000.00000000	0.00000000	0.15677766	2.22535792	28.06075334	0.00000000	0.00000000	0.15677766	1,000.00000000
E	12515AAQ3	1,000.00000000	0.00000000	0.00000000	2.29166665	103.12498364	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12515AAS9	1,000.00000000	0.00000000	0.00000000	2.29166712	103.12501959	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12515AAU4	1,000.00000000	0.00000000	0.00000000	2.29166667	104.70972286	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515AAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515AAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515ABF6	836.49637295	0.00000000	0.47988490	0.00000000	0.00000000	0.00000000	0.00000000	0.47988490	835.84049964
X-B	12515AAA8	1,000.00000000	0.00000000	0.19130228	0.00000000	0.00000000	0.00000000	0.00000000	0.19130228	1,000.00000000
X-D	12515AAE0	1,000.00000000	0.00000000	1.04166673	0.00000000	0.00000000	0.00000000	0.00000000	1.04166673	1,000.00000000
X-E	12515AAG5	1,000.00000000	0.00000000	1.13213569	0.00000000	0.00000000	0.00000000	0.00000000	1.13213569	1,000.00000000
X-F	12515AAJ9	1,000.00000000	0.00000000	1.13213584	0.00000000	0.00000000	0.00000000	0.00000000	1.13213584	1,000.00000000
X-G	12515AAL4	1,000.00000000	0.00000000	1.13213546	0.00000000	0.00000000	0.00000000	0.00000000	1.13213546	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	46,901.51	0.00	46,901.51	0.00	0.00	0.00	46,901.51	0.00
A-3	08/01/24 - 08/30/24	30	0.00	647,094.23	0.00	647,094.23	0.00	0.00	0.00	647,094.23	0.00
A-4	08/01/24 - 08/30/24	30	0.00	907,573.84	0.00	907,573.84	0.00	0.00	0.00	907,573.84	0.00
X-A	08/01/24 - 08/30/24	30	0.00	346,375.87	0.00	346,375.87	0.00	0.00	0.00	346,375.87	0.00
A-M	08/01/24 - 08/30/24	30	0.00	119,258.26	0.00	119,258.26	0.00	0.00	0.00	119,258.26	0.00
X-B	08/01/24 - 08/30/24	30	0.00	14,694.23	0.00	14,694.23	0.00	0.00	0.00	14,694.23	0.00
X-D	08/01/24 - 08/30/24	30	0.00	59,691.89	0.00	59,691.89	0.00	0.00	0.00	59,691.89	0.00
X-E	08/01/24 - 08/30/24	30	0.00	31,748.66	0.00	31,748.66	0.00	0.00	0.00	31,748.66	0.00
X-F	08/01/24 - 08/30/24	30	0.00	12,422.51	0.00	12,422.51	0.00	0.00	0.00	12,422.51	0.00
X-G	08/01/24 - 08/30/24	30	0.00	42,791.46	0.00	42,791.46	0.00	0.00	0.00	42,791.46	0.00
B	08/01/24 - 08/30/24	30	0.00	248,293.43	0.00	248,293.43	0.00	0.00	0.00	248,293.43	0.00
C	08/01/24 - 08/30/24	30	0.00	146,106.26	0.00	146,106.26	0.00	0.00	0.00	146,106.26	0.00
D	08/01/24 - 08/30/24	30	1,480,476.94	136,506.40	0.00	136,506.40	127,522.38	0.00	0.00	8,984.02	1,607,999.33
E	08/01/24 - 08/30/24	30	2,827,684.65	64,265.57	0.00	64,265.57	64,265.57	0.00	0.00	0.00	2,891,950.21
F	08/01/24 - 08/30/24	30	1,106,407.27	25,145.62	0.00	25,145.62	25,145.62	0.00	0.00	0.00	1,131,552.89
G	08/01/24 - 08/30/24	30	3,871,107.56	86,618.40	0.00	86,618.40	86,618.40	0.00	0.00	0.00	3,957,725.96
Totals			9,285,676.42	2,935,488.14	0.00	2,935,488.14	303,551.97	0.00	0.00	2,631,936.17	9,589,228.39

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12515ABA7	N/A	16,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (EC)	N/A	N/A	873,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12515ABB5	N/A	65,608,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (EC)	N/A	N/A	3,453,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12515ABC3	3.348000%	33,005,000.00	15,970,049.87	449,732.33	44,556.44	0.00	0.00	494,288.77	15,520,317.54
A-SB (EC)	N/A	3.348000%	1,737,105.00	840,528.81	23,670.12	2,345.08	0.00	0.00	26,015.20	816,858.69
A-3 (Cert)	12515ABD1	3.248000%	240,000,000.00	227,120,513.25	0.00	614,739.52	0.00	0.00	614,739.52	227,120,513.25
A-3 (EC)	N/A	3.248000%	12,631,579.00	11,953,711.27	0.00	32,354.71	0.00	0.00	32,354.71	11,953,711.27
A-4 (Cert)	12515ABE9	3.526000%	293,430,000.00	293,430,000.00	0.00	862,195.15	0.00	0.00	862,195.15	293,430,000.00
A-4 (EC)	N/A	3.526000%	15,443,684.00	15,443,684.00	0.00	45,378.69	0.00	0.00	45,378.69	15,443,684.00
X-A (Cert)	12515ABF6	0.688421%	685,700,000.00	573,585,563.11	0.00	329,057.08	0.00	0.00	329,057.08	573,135,830.78
X-A (EC)	N/A	0.688421%	36,089,473.00	30,188,713.09	0.00	17,318.79	0.00	0.00	17,318.79	30,165,042.97
A-M (Cert)	12515ABG4	3.668000%	37,065,000.00	37,065,000.00	0.00	113,295.35	0.00	0.00	113,295.35	37,065,000.00
A-M (EC)	N/A	3.668000%	1,950,789.00	1,950,789.00	0.00	5,962.91	0.00	0.00	5,962.91	1,950,789.00
X-B (Cert)	12515AAA8	0.229563%	72,971,000.00	72,971,000.00	0.00	13,959.52	0.00	0.00	13,959.52	72,971,000.00
X-B (EC)	N/A	0.229563%	3,840,579.00	3,840,579.00	0.00	734.71	0.00	0.00	734.71	3,840,579.00
X-D (Cert)	12515AAE0	1.250000%	54,439,000.00	54,439,000.00	0.00	56,707.29	0.00	0.00	56,707.29	54,439,000.00
X-D (EC)	N/A	1.250000%	2,865,211.00	2,865,211.00	0.00	2,984.59	0.00	0.00	2,984.59	2,865,211.00
X-E (Cert)	12515AAG5	1.358563%	26,641,000.00	26,641,000.00	0.00	30,161.22	0.00	0.00	30,161.22	26,641,000.00
X-E (EC)	N/A	1.358563%	1,402,158.00	1,402,158.00	0.00	1,587.43	0.00	0.00	1,587.43	1,402,158.00
X-F (Cert)	12515AAJ9	1.358563%	10,424,000.00	10,424,000.00	0.00	11,801.38	0.00	0.00	11,801.38	10,424,000.00
X-F (EC)	N/A	1.358563%	548,632.00	548,632.00	0.00	621.13	0.00	0.00	621.13	548,632.00
X-G (Cert)	12515AAL4	1.358563%	35,907,264.00	35,907,264.00	0.00	40,651.89	0.00	0.00	40,651.89	35,907,264.00
X-G (EC)	N/A	1.358563%	1,889,856.00	1,889,856.00	0.00	2,139.57	0.00	0.00	2,139.57	1,889,856.00
B (Cert)	12515ABH2	3.879000%	72,971,000.00	72,971,000.00	0.00	235,878.76	0.00	0.00	235,878.76	72,971,000.00
B (EC)	N/A	3.879000%	3,840,579.00	3,840,579.00	0.00	12,414.67	0.00	0.00	12,414.67	3,840,579.00
C (Cert)	12515ABJ8	4.108563%	40,540,000.00	40,540,000.00	0.00	138,800.94	0.00	0.00	138,800.94	40,540,000.00
C (EC)	N/A	4.108563%	2,133,684.00	2,133,684.00	0.00	7,305.31	0.00	0.00	7,305.31	2,133,684.00
D (Cert)	12515AAN0	2.858563%	54,439,000.00	54,439,000.00	0.00	8,534.81	0.00	0.00	8,534.81	54,439,000.00
D (EC)	N/A	2.858563%	2,865,211.00	2,865,211.00	0.00	449.20	0.00	0.00	449.20	2,865,211.00
E (Cert)	12515AAQ3	2.750000%	26,641,000.00	26,641,000.00	0.00	0.00	0.00	0.00	0.00	26,641,000.00
E (EC)	N/A	2.750000%	1,402,158.00	1,402,158.00	0.00	0.00	0.00	0.00	0.00	1,402,158.00
F (Cert)	12515AAS9	2.750000%	10,424,000.00	10,424,000.00	0.00	0.00	0.00	0.00	0.00	10,424,000.00
F (EC)	N/A	2.750000%	548,632.00	548,632.00	0.00	0.00	0.00	0.00	0.00	548,632.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution	Interest Distribution	Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
G (Cert)	12515AAU4	2.750000%	35,907,264.00	35,907,264.00	0.00	0.00	0.00	0.00	0.00	35,907,264.00
G (EC)	N/A	2.750000%	1,889,856.00	1,889,856.00	0.00	0.00	0.00	0.00	0.00	1,889,856.00
S (Cert)	12515AAW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S (EC)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,908,110,030.00	1,672,079,636.40	473,402.45	2,631,936.14	0.00	0.00	3,105,338.59	1,671,132,831.50
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A	12515ABK5	4.108563%	10,927,942.00	9,141,184.13	7,167.35	31,297.61	0.00	0.00	38,464.96	9,134,016.78
V1-B	12515ABL3	4.108563%	1,162,932.00	1,162,932.00	0.00	3,981.65	0.00	0.00	3,981.65	1,162,932.00
V1-C	12515ABW9	4.108563%	646,082.00	646,082.00	0.00	2,212.06	0.00	0.00	2,212.06	646,082.00
V1-D	12515ABQ2	4.108563%	867,589.00	867,589.00	0.00	1,039.76	0.00	0.00	1,039.76	867,589.00
V1-E	12515ABS8	4.108563%	1,162,952.00	1,162,952.00	0.00	1,316.62	0.00	0.00	1,316.62	1,162,952.00
V2	12515ABU3	4.108563%	34,002,096.00	29,888,093.95	16,502.77	91,749.12	0.00	0.00	108,251.89	29,871,591.18
Exchangeable Certificates Total			48,769,593.00	42,868,833.08	23,670.12	131,596.82	0.00	0.00	155,266.94	42,845,162.96

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 31

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12515ABK5	836.49639886	0.65587372	2.86399855	0.00000000	0.00000000	0.00000000	0.00000000	3.51987227	835.84052514
V1-B	12515ABL3	1,000.00000000	0.00000000	3.42380294	0.00000000	0.00000000	0.00000000	0.00000000	3.42380294	1,000.00000000
V1-C	12515ABW9	1,000.00000000	0.00000000	3.42380689	0.00000000	0.00000000	0.00000000	0.00000000	3.42380689	1,000.00000000
V1-D	12515ABQ2	1,000.00000000	0.00000000	1.19844765	2.22536247	28.06074074	0.00000000	0.00000000	1.19844765	1,000.00000000
V1-E	12515ABS8	1,000.00000000	0.00000000	1.13213615	2.29166810	103.90484732	0.00000000	0.00000000	1.13213615	1,000.00000000
V2	12515ABU3	879.00739854	0.48534567	2.69833718	0.31121052	9.83115629	0.00000000	0.00000000	3.18368285	878.52205288

© 2021 Computershare. All rights reserved. Confidential.										Page 8 of 31

	Additional Information
Total Available Distribution Amount (1)	3,105,338.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 9 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,947,985.08	Master Servicing Fee	5,252.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,656.59
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	369.15
ARD Interest	0.00	Operating Advisor Fee	1,928.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,947,985.08	Total Fees	12,496.94

Principal		Expenses/Reimbursements
Scheduled Principal	473,402.45	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	278,760.76
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	24,791.21
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	473,402.45	Total Expenses/Reimbursements	303,551.97

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,631,936.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	473,402.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,105,338.62
Total Funds Collected	3,421,387.53	Total Funds Distributed	3,421,387.53

© 2021 Computershare. All rights reserved. Confidential.			Page 10 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	857,376,660.39	857,376,660.39	Beginning Certificate Balance	857,376,660.20
(-) Scheduled Principal Collections	473,402.45	473,402.45	(-) Principal Distributions	473,402.45
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	856,903,257.94	856,903,257.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	857,726,963.97	857,726,963.97	Ending Certificate Balance	856,903,257.75
Ending Actual Collateral Balance	857,322,681.39	857,322,681.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.11%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 11 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP	Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP
7,499,999 or less	4	22,531,446.43	2.63%	24	4.3357	1.775171	1.39 or less	7	177,695,063.58	20.74%	22	4.0698	0.953135
7,500,000 to 14,999,999	5	49,695,799.37	5.80%	23	4.1280	2.376035	1.40 to 1.44	1	23,225,632.63	2.71%	11	4.6100	1.440000
15,000,000 to 24,999,999	6	115,314,112.68	13.46%	22	4.3749	2.026222	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	9	344,965,186.92	40.26%	23	4.0584	2.080431	1.55 to 1.99	8	304,696,973.63	35.56%	25	4.1038	1.745442
50,000,000 to 74,999,999	3	160,000,000.00	18.67%	25	3.4804	2.369472	2.00 to 2.49	2	47,064,931.16	5.49%	26	3.6551	2.396505
75,000,000 or greater	1	100,000,000.00	11.67%	26	4.0500	1.772700	2.50 to 2.99	4	60,500,000.00	7.06%	19	4.1170	2.839263
Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405	3.00 or greater	6	179,323,944.40	20.93%	25	3.7218	3.605652
							Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP
							Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP
Colorado	1	4,163,944.61	0.49%	25	4.2170	3.032200
							Industrial	4	107,659,999.79	12.56%	26	4.1656	3.398269
Florida	1	8,602,820.33	1.00%	26	4.6200	1.074100
							Lodging	2	16,697,471.33	1.95%	26	4.7654	1.381259
Illinois	1	69,676,897.81	8.13%	11	4.6100	0.891800
							Mixed Use	3	119,913,944.61	13.99%	26	4.0794	1.760404
Kentucky	1	22,659,999.79	2.64%	26	4.1940	3.136700
							Office	8	327,176,633.68	38.18%	22	3.7529	1.982854
Maryland	1	15,500,000.00	1.81%	26	3.8500	2.546800
							Retail	10	214,083,644.15	24.98%	24	4.1725	1.758435
Michigan	3	51,974,851.82	6.07%	18	4.2373	2.860435
							Self Storage	2	6,974,851.82	0.81%	26	4.4200	2.347100
Minnesota	1	3,469,077.43	0.40%	22	4.7500	1.858700
							Totals	33	856,903,257.94	100.00%	24	3.9928	2.121405
New Jersey	1	38,018,678.48	4.44%	25	4.4500	1.584300

New York	10	470,866,420.96	54.95%	25	3.7893	2.115072

North Dakota	1	4,115,854.39	0.48%	22	4.7500	1.858700

Oregon	1	40,090,079.34	4.68%	26	3.5220	2.405100

Pennsylvania	1	14,181,392.93	1.65%	26	4.1580	3.468000

South Carolina	1	8,094,651.00	0.94%	25	4.9200	1.707700

Texas	2	31,549,814.05	3.68%	25	4.4667	1.614850

Wisconsin	3	9,542,062.43	1.11%	22	4.7500	1.858700

Totals	33	856,903,257.94	100.00%	24	3.9928	2.121405

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP	Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP
	4.4999% or less	22	667,953,695.97	77.95%	25	3.8810	2.244771	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	99,331,204.18	11.59%	15	4.5876	1.215424	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	25,221,645.25	2.94%	23	4.8046	1.810238	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	28	792,506,545.40	92.48%	24	3.9989	2.101926
								Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP	Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP
	60 months or less	28	792,506,545.40	92.48%	24	3.9989	2.101926	Interest Only	15	505,142,650.00	58.95%	25	3.8101	2.301142
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405	115 months or greater	13	287,363,895.40	33.54%	22	4.3309	1.751733
								Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	64,396,712.54	7.52%	23	3.9172	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		7	190,725,632.63	22.26%	21	3.8663	3.007959	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	20	551,780,912.77	64.39%	24	4.0442	1.894302	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	1	50,000,000.00	5.83%	26	4.0055	0.937100
	Totals	32	856,903,257.94	100.00%	24	3.9928	2.121405
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304101679	MU	New York	NY	Actual/360	4.050%	348,750.00	0.00	0.00	N/A	11/06/26	--	100,000,000.00	100,000,000.00	09/06/24
2	304101690	IN	Various	Various	Actual/360	4.158%	152,171.25	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	09/01/24
2A	304101691				Actual/360	4.158%	152,171.25	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	09/01/24
3	656120571	RT	New York	NY	Actual/360	4.005%	172,459.03	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	09/06/20
3A	656120576				Actual/360	4.005%	86,229.51	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
4	656100530	OF	Chicago	IL	Actual/360	4.610%	184,398.62	0.00	0.00	N/A	08/06/25	08/06/27	46,451,265.21	46,451,265.21	09/06/24
4A	656100532				Actual/360	4.610%	92,199.31	0.00	0.00	N/A	08/06/25	08/06/27	23,225,632.63	23,225,632.63	09/06/24
5	656120552	OF	New York	NY	Actual/360	2.983%	32,112.27	0.00	0.00	N/A	08/06/26	--	12,500,000.00	12,500,000.00	09/06/24
5A	656120548				Actual/360	2.983%	141,293.98	0.00	0.00	N/A	08/06/26	--	55,000,000.00	55,000,000.00	09/06/24
7	306881008	OF	New York	NY	Actual/360	3.500%	165,763.89	0.00	0.00	N/A	10/06/26	--	55,000,000.00	55,000,000.00	09/06/24
8	307011008	RT	New York	NY	Actual/360	4.150%	144,661.44	75,300.31	0.00	N/A	11/06/26	--	40,480,464.20	40,405,163.89	09/06/24
9	305591110	RT	Birch Run	MI	Actual/360	4.209%	18,122.08	0.00	0.00	N/A	02/06/26	--	5,000,000.00	5,000,000.00	09/06/24
9A	656100525				Actual/360	4.209%	108,732.50	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	09/06/24
9B	656120558				Actual/360	4.209%	36,244.17	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	09/06/24
10	656120592	OF	Portland	OR	Actual/360	3.522%	121,796.16	69,119.87	0.00	N/A	11/06/26	--	40,159,199.21	40,090,079.34	03/06/24
11	307011011	OF	Newark	NJ	Actual/360	4.450%	145,927.32	63,115.97	0.00	N/A	10/06/26	--	38,081,794.45	38,018,678.48	09/06/24
12	307011012	OF	New York	NY	Actual/360	3.199%	110,187.78	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	09/06/24
13	306881103	MU	Seattle	WA	Actual/360	3.524%	106,209.44	0.00	0.00	N/A	06/06/26	--	35,000,000.00	35,000,000.00	09/06/24
14	656120583	IN	Louisville	KY	Actual/360	4.194%	81,978.11	39,186.88	0.00	N/A	11/06/26	--	22,699,186.67	22,659,999.79	09/06/24
15	307011015	RT	Fort Worth	TX	Actual/360	4.500%	81,741.74	43,156.19	0.00	N/A	09/06/26	--	21,094,642.20	21,051,486.01	09/06/24
16	307011016	RT	Various	Various	Actual/360	4.750%	70,193.79	34,135.68	0.00	N/A	07/06/26	--	17,161,129.93	17,126,994.25	09/06/24
17	656120596	IN	San Antonio	TX	Actual/360	4.148%	52,715.68	24,070.26	0.00	N/A	11/06/26	05/06/26	14,758,487.95	14,734,417.69	09/06/24
18	304101684	MU	New York	NY	Actual/360	4.230%	57,369.38	0.00	0.00	N/A	11/06/26	--	15,750,000.00	15,750,000.00	09/06/24
19	304101677	RT	Germantown	MD	Actual/360	3.850%	51,386.81	0.00	0.00	N/A	11/06/26	--	15,500,000.00	15,500,000.00	09/06/24
20	304101681	OF	Stafford	TX	Actual/360	4.400%	39,899.42	32,310.62	0.00	N/A	11/06/26	--	10,530,638.66	10,498,328.04	09/06/24
21	656120569	LO	Orlando	FL	Actual/360	4.620%	34,292.88	17,091.15	0.00	N/A	11/06/26	--	8,619,911.48	8,602,820.33	09/06/24
23	304101671	LO	Hilton Head Island	SC	Actual/360	4.920%	34,394.32	23,599.53	0.00	N/A	10/06/26	--	8,118,250.53	8,094,651.00	09/06/24
24	307011024	IN	Valencia	CA	Actual/360	4.690%	29,238.46	14,276.64	0.00	N/A	10/06/26	--	7,239,732.11	7,225,455.47	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	307011025	SS	Various	MI	Actual/360	4.420%	26,601.51	14,306.84	0.00	N/A	11/06/26	--	6,989,158.66	6,974,851.82	09/06/24
26	656120584	OF	San Francisco	CA	Actual/360	4.560%	29,243.44	10,556.58	0.00	N/A	11/06/26	--	7,447,395.96	7,436,839.38	09/06/24
27	304101683	OF	New York	NY	Actual/360	4.420%	24,331.14	0.00	0.00	N/A	11/06/26	--	6,392,650.00	6,392,650.00	09/06/24
29	656120566	MU	Parker	CO	Actual/360	4.217%	15,168.40	13,175.93	0.00	N/A	10/06/26	--	4,177,120.54	4,163,944.61	09/06/24
Totals							2,947,985.08	473,402.45	0.00				857,376,660.39	856,903,257.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,110,354.19	7,668,286.23	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,576,194.84	12,498,840.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,136,784.00	9,113,626.00	01/01/19	09/30/19	09/09/24	48,206,164.14	5,804,214.06	15,798.59	2,309,574.03	15,266,783.50	0.00
3A	0.00	0.00	--	--	09/09/24	24,103,082.07	2,902,107.03	7,899.30	1,154,786.88	0.00	0.00
4	31,082,758.47	11,589,307.66	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	116,207,800.00	28,320,800.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,406,079.19	1,846,132.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,259,399.59	2,176,130.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,841,018.14	0.00	--	--	09/09/24	14,874,481.96	89,204.17	145,128.34	1,053,199.71	0.00	0.00
11	13,040,839.00	6,522,609.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	9,310,851.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,019,223.05	2,473,796.93	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,368,053.44	1,365,865.38	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	8,238,471.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	495,825.00	471,313.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,882,216.32	842,704.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,607,783.60	350,275.78	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,067,206.39	835,640.46	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	15,510,665.18	13,518,220.21	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	853,732.00	586,367.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	30,847.07	(70,404.82)	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	899,471.05	540,714.74	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	281,945,572.52	100,650,226.81				87,183,728.17	8,795,525.26	168,826.23	4,517,560.62	15,266,783.50	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/24	0	0.00	0	0.00	3	115,090,079.34	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.992794%	3.942293%	24
08/12/24	0	0.00	0	0.00	3	115,159,199.21	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.992955%	3.942449%	25
07/12/24	0	0.00	0	0.00	3	115,228,110.09	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.993116%	3.942605%	26
06/12/24	0	0.00	1	40,300,743.44	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993285%	3.942770%	27
05/10/24	1	40,369,226.33	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993444%	3.942925%	28
04/12/24	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993612%	3.943088%	29
03/12/24	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993769%	3.934759%	30
02/12/24	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	2	69,676,897.84	0	0.00	0	0.00	3.993946%	3.934959%	31
01/12/24	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994024%	3.935082%	32
12/12/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994256%	3.935308%	33
11/10/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994503%	3.935548%	34
10/13/23	0	0.00	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994733%	3.935772%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	656120571	09/06/20	47	6	15,798.59	2,309,574.03	20,829,531.83	50,000,000.00	12/24/19	7			05/29/24
3A	656120576	09/06/20	47	6	7,899.30	1,154,786.88	0.00	25,000,000.00	12/24/19	7			05/29/24
10	656120592	03/06/24	5	6	145,128.34	1,053,199.71	83,179.93	40,509,504.17	04/02/24	13
Totals					168,826.23	4,517,560.62	20,912,711.76	115,509,504.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		200,412,898	200,412,898	0		0
25 - 36 Months		656,490,360	541,400,281	40,090,079		75,000,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	856,903,258	741,813,179	0	0	40,090,079	75,000,000
Aug-24	857,376,660	742,217,461	0	0	40,159,199	75,000,000
Jul-24	857,848,323	742,620,212	0	0	40,228,110	75,000,000
Jun-24	858,347,544	743,046,800	0	40,300,743	75,000,000	0
May-24	858,815,637	743,446,410	40,369,226	0	75,000,000	0
Apr-24	859,311,416	784,311,416	0	0	75,000,000	0
Mar-24	859,775,966	784,775,966	0	0	75,000,000	0
Feb-24	860,297,857	785,297,857	0	0	75,000,000	0
Jan-24	860,650,447	785,650,447	0	0	75,000,000	0
Dec-23	861,218,010	786,218,010	0	0	75,000,000	0
Nov-23	861,822,051	786,822,051	0	0	75,000,000	0
Oct-23	862,385,246	787,385,246	0	0	75,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	656120571	50,000,000.00	50,000,000.00	90,000,000.00	03/01/24	8,142,868.00	0.93710	09/30/19	11/06/26	I/O
3A	656120576	25,000,000.00	25,000,000.00		--	7,167,333.67	1.75000	--	11/06/26	I/O
10	656120592	40,090,079.34	40,509,504.17	25,500,000.00	05/06/24	5,510,261.14	2.40510	12/31/23	11/06/26	266
Totals		115,090,079.34	115,509,504.17	115,500,000.00		20,820,462.81

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	656120571	RT	NY	12/24/19	7

The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), The Lender was the successful bidder at the foreclosure sale on May 29, 2024. The Foreclosure Deed was issued in July and CBRE has been engaged for property management, leasing & listing. SS plans to launch REO Sale process in Sept 2024.

3A	656120576	Various	Various	12/24/19	7

The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), The Lender was the successful bidder at the foreclosure sale on May 29, 2024. The Foreclosure Deed was issued in July and CBRE has been engaged for property management, leasing & listing. SS plans to launch REO Sale process in Sept 2024.

10	656120592	OF	OR	04/02/24	13

The asset transferred to Special Servicing effective 4/16/2024 due to Imminent Monetary Default. A Receiver was appointed to the property on 6/21/24 and will be taking over operations from the Borrower. Borrower have yet to provide a possible modification proposal as they are not willing to sign a pre-negotiation agreement. A default letter was sent to the Borrower on 5/8/2024 and a foreclosure complaint was file with the court on 5/17/2024. Special Servicer will continue to dual track the asse t.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	656100530	46,896,325.72	4.61000%	0.00	4.61000%	9	12/27/23	12/06/23	01/16/24
4A	656100532	0.00	4.61000%	0.00	4.61000%	9	12/27/23	12/06/23	01/16/24
15	307011015	22,670,369.70	4.50000%	22,670,369.70 4.50000%		10	05/06/20	05/01/20	07/06/21
Totals		69,566,695.42		22,670,369.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
30	307011030 04/10/20	4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/20	0.00	0.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/17	0.00	0.28	0.00	0.00	0.00	0.00	0.00	0.00
30	307011030	04/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	10,763.89	0.00	0.00	155,894.05	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	5,381.94	0.00	0.00	77,947.02	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	8,645.38	0.00	0.00	44,919.69	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,791.21	0.00	0.00	278,760.76	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		303,551.97

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CD 2016-CD2 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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